Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 27	$ 4
Trade accounts receivable – net (Note 12)	760	661
Amounts receivable from members related to income taxes (Note 11)	7	3
Materials and supplies inventories - at average cost	144	148
Prepayments and other current assets	100	96
Total current assets	1,038	912
Investments and other property (Note 12)	142	133
Property, plant and equipment - net (Note 12)	21,225	19,370
Goodwill (Notes 1 and 12)	4,740	4,740
Regulatory assets (Note 2)	1,779	1,775
Operating lease ROU, third party joint project and other assets (Notes 1 and 7)	248	106
Total assets	29,172	27,036
Current liabilities:
Short-term borrowings (Note 5)	70	46
Long-term debt due currently (Note 5)		608
Trade accounts payable( Note 11)	392	394
Amounts payable to members related to income taxes (Note 11)	23	22
Accrued taxes other than amounts related to income taxes	269	236
Accrued interest	87	83
Operating lease and other current liabilities (Note 7)	279	237
Total current liabilities	1,120	1,626
Long-term debt, less amounts due currently (Note 6)	9,229	8,017
Liability in lieu of deferred income taxes (Notes 1, 4 and 11)	1,923	1,821
Regulatory liabilities (Note 2)	2,855	2,793
Employee benefit obligations (Note 9)	1,808	1,834
Operating lease, third party joint project and other obligations (Note 12)	305	146
Total liabilities	17,240	16,237
Commitments and contingencies (Note 7)
Membership interests (Note 8):
Capital account ― number of interests outstanding 2020 and 2019 – 635,000,000	12,083	10,938
Accumulated other comprehensive loss	(151)	(139)
Total membership interests	11,932	10,799
Total liabilities and membership interests	$ 29,172	$ 27,036